BlackRock S&P 500 Index Fund
Fund Overview Key Facts about BlackRock S&P 500 Index Fund
Investment Objective
The investment objective of BlackRock S&P 500 Index Fund (“S&P 500 Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of S&P 500 Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock S&P 500 Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1][2]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.31%	0.30%
Administration Fee	[1]	0.20%	0.20%
Miscellaneous Other Expenses	[1]	0.11%	0.10%
Total Annual Fund Operating Expenses	[1]	0.57%	0.31%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.56%	0.30%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the S&P 500 Index Fund and S&P 500 Index Fund's share of the allocated expenses of Master S&P 500 Index Series. Management Fees are paid by Master S&P 500 Index Series, a series of Quantitative Master Series LLC.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by Master S&P 500 Index Series will not exceed 0.005% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of Master S&P 500 Index Series.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BlackRock S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	57	181	315	707
Institutional Shares	31	98	171	387

Portfolio Turnover:
Master S&P 500 Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect S&P 500 Index Fund’s performance. During the most recent fiscal year, Master S&P 500 Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

S&P 500 Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The Fund will be substantially invested in securities in the S&P 500, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund invests in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in derivative instruments linked to the S&P 500. At times, the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master S&P 500 Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master S&P 500 Index Series. For simplicity, this prospectus uses the terms “S&P 500 Index Fund” or “Fund” to include Master S&P 500 Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in S&P 500 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows how S&P 500 Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS S&P 500 Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.90% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.07% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.39%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BlackRock S&P 500 Index Fund	1 Year	5 Years	10 Years
Investor A Shares	1.58%	(0.77%)	2.36%
Investor A Shares Return After Taxes on Distributions	1.01%	(1.35%)	1.84%
Investor A Shares Return After Taxes on Distributions and Sale of Fund Shares	1.02%	(1.00%)	1.71%
Institutional Shares	1.80%	(0.52%)	2.61%
Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Investor A, Institutional | BlackRock Small Cap Index Fund
Fund Overview Key Facts about BlackRock Small Cap Index Fund
Investment Objective
The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional BlackRock Small Cap Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1][2]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.62%	0.60%
Administration Fee	[1]	0.29%	0.29%
Miscellaneous Other Expenses	[1]	0.33%	0.31%
Acquired Fund Fees and Expenses	[1][3]	0.02%	0.02%
Total Annual Fund Operating Expenses	[1][3]	0.90%	0.63%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.33%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.57%	0.32%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Small Cap Index Fund and Small Cap Index Fund's share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master Small Cap Index Series.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.55% for Investor A Shares and 0.30% for Institutional Shares until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional BlackRock Small Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	58	254	466	1,077
Institutional Shares	33	170	320	757

Portfolio Turnover:
Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the terms “Small Cap Index Fund” or “Fund” to include Master Small Cap Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Small Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS Small Cap Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 23.16% (quarter ended June 30, 2003) and the lowest return for a quarter was -26.31% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.34%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional BlackRock Small Cap Index Fund	1 Year	5 Years	10 Years
Investor A Shares	(4.76%)	(0.41%)	4.92%
Investor A Shares Return After Taxes on Distributions	(5.10%)	(1.42%)	4.15%
Investor A Shares Return After Taxes on Distributions and Sale of Fund Shares	(3.10%)	(0.71%)	4.04%
Institutional Shares	(4.49%)	(0.15%)	5.19%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Investor A, Institutional | BlackRock International Index Fund
Fund Overview Key Facts about BlackRock International Index Fund
Investment Objective
The investment objective of BlackRock International Index Fund (“International Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of International Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional BlackRock International Index Fund		Investor A Shares	Institutional Shares
Management Fee	[1]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.44%	0.43%
Administration Fee	[1]	0.24%	0.24%
Miscellaneous Other Expenses	[1]	0.20%	0.19%
Total Annual Fund Operating Expenses	[1]	0.70%	0.44%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.10%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.60%	0.35%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the International Index Fund and International Index Fund's share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master International Index Series.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.60% for Investor A Shares and 0.35% for Institutional Shares until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional BlackRock International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	61	214	380	861
Institutional Shares	36	132	237	546

Portfolio Turnover:
Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

The Fund is a “feeder” fund that invests all of its assets in Master International Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master International Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Index Series. For simplicity, this prospectus uses the terms “International Index Fund” or “Fund” to include Master International Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in International Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI EAFE Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS International Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.18% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2012 was 11.39%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional BlackRock International Index Fund	1 Year	5 Years	10 Years
Investor A Shares	(12.84%)	(5.43%)	4.03%
Investor A Shares Return After Taxes on Distributions	(13.86%)	(6.51%)	3.07%
Investor A Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.36%)	(5.05%)	2.99%
Institutional Shares	(12.55%)	(5.17%)	4.30%
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Class K | BlackRock Small Cap Index Fund
Fund Overview Key Facts About BlackRock Small Cap Index Fund
Investment Objective
The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of Small Cap Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K BlackRock Small Cap Index Fund Class K Shares
Management Fee	[1]	0.01%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.67%
Administration Fee	[1]	0.29%
Miscellaneous Other Expenses	[1]	0.38%
Acquired Fund Fees and Expenses	[1][2]	0.02%
Total Annual Fund Operating Expenses	[1][2]	0.70%
Fee Waivers and/or Expense Reimbursements	[1][3]	(0.43%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][3]	0.27%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Small Cap Index Fund and its share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master Small Cap Index Series.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 22-26, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.25% for Class K Shares, until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K BlackRock Small Cap Index Fund Class K Shares	28	181	347	830

Portfolio Turnover:
Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the terms “Small Cap Index Fund” or “Fund” to include Master Small Cap Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Small Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information

Class K Shares of Small Cap Index Fund commenced operations on March 31, 2011 and do not have a full calendar year of operations. As a result, the returns in the chart and table for Class K Shares, prior to their commencement of operations on March 31, 2011, are based on the Fund’s Institutional Shares, adjusted to reflect the fees and expenses applicable to Class K Shares.

The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares ANNUAL TOTAL RETURNS Small Cap Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 23.15% (quarter ended June 30, 2003) and the lowest return for a quarter was -26.29% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.42%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Class K BlackRock Small Cap Index Fund	1 Year	5 Years	10 Years
Class K Shares	(4.44%)	(0.10%)	5.24%
Class K Shares Return After Taxes on Distributions	(4.89%)	(1.21%)	4.38%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.90%)	(0.51%)	4.26%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class K | BlackRock International Index Fund
Fund Overview Key Facts About BlackRock International Index Fund
Investment Objective
The investment objective of BlackRock International Index Fund (“International Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of International Index Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K BlackRock International Index Fund Class K Shares
Management Fee	[1]	0.01%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.47%
Administration Fee	[1]	0.24%
Miscellaneous Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	0.30%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and its share of the allocated expenses of the Master International Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master International Index Series.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 22-26, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.30% for Class K Shares, until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K BlackRock International Index Fund Class K Shares	31	136	251	586

Portfolio Turnover:
Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

The Fund is a “feeder” fund that invests all of its assets in Master International Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master International Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Index Series. For simplicity, this prospectus uses the terms “International Index Fund” or “Fund” to include Master International Index Series.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in International Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

Class K Shares of International Index Fund commenced operations on March 31, 2011 and do not have a full calendar year of operations. As a result, the returns in the chart and table for Class K Shares, prior to their commencement of operations on March 31, 2011, are based on the Fund’s Institutional Shares, adjusted to reflect the fees and expenses applicable to Class K Shares.

The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI EAFE Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Class K Shares ANNUAL TOTAL RETURNS International Index Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 25.29% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.08% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2012 was 11.53%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns Class K BlackRock International Index Fund	1 Year	5 Years	10 Years
Class K Shares	(12.55%)	(5.13%)	4.34%
Class K Shares Return After Taxes on Distributions	(13.64%)	(6.29%)	3.30%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.17%)	(4.85%)	3.22%
MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001026144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 27, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
BlackRock S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock S&P 500 Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock S&P 500 Index Fund (“S&P 500 Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Standard & Poor’s® 500 Index (the “S&P 500”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of S&P 500 Index Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Master S&P 500 Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect S&P 500 Index Fund’s performance. During the most recent fiscal year, Master S&P 500 Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the S&P 500 Index Fund and S&P 500 Index Fund's share of the allocated expenses of Master S&P 500 Index Series. Management Fees are paid by Master S&P 500 Index Series, a series of Quantitative Master Series LLC.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

S&P 500 Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The Fund will be substantially invested in securities in the S&P 500, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the S&P 500. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund invests in the common stocks represented in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. The Fund may also invest in derivative instruments linked to the S&P 500. At times, the Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. At those times, the Fund chooses investments so that the market capitalizations, industry weighting and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master S&P 500 Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master S&P 500 Index Series. For simplicity, this prospectus uses the terms “S&P 500 Index Fund” or “Fund” to include Master S&P 500 Index Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in S&P 500 Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows how S&P 500 Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how S&P 500 Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS S&P 500 Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 15.90% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.07% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.39%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
BlackRock S&P 500 Index Fund | Investor A Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	707
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.62%)
2003	rr_AnnualReturn2003	28.02%
2004	rr_AnnualReturn2004	10.22%
2005	rr_AnnualReturn2005	4.38%
2006	rr_AnnualReturn2006	15.18%
2007	rr_AnnualReturn2007	4.97%
2008	rr_AnnualReturn2008	(37.36%)
2009	rr_AnnualReturn2009	25.92%
2010	rr_AnnualReturn2010	14.42%
2011	rr_AnnualReturn2011	1.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	2.36%
BlackRock S&P 500 Index Fund | Institutional Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	98
5 Years	rr_ExpenseExampleYear05	171
10 Years	rr_ExpenseExampleYear10	387
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	2.61%
BlackRock S&P 500 Index Fund | Return After Taxes on Distributions | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
10 Years	rr_AverageAnnualReturnYear10	1.84%
BlackRock S&P 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	1.71%
BlackRock S&P 500 Index Fund | Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Investor A, Institutional | BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Index Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Small Cap Index Fund and Small Cap Index Fund's share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master Small Cap Index Series.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the terms “Small Cap Index Fund” or “Fund” to include Master Small Cap Index Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Small Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS Small Cap Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 23.16% (quarter ended June 30, 2003) and the lowest return for a quarter was -26.31% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.34%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | BlackRock Small Cap Index Fund | Investor A Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.29%	[3]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.57%	[3],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	254
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,077
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.75%)
2003	rr_AnnualReturn2003	45.85%
2004	rr_AnnualReturn2004	17.29%
2005	rr_AnnualReturn2005	3.88%
2006	rr_AnnualReturn2006	17.14%
2007	rr_AnnualReturn2007	(2.12%)
2008	rr_AnnualReturn2008	(34.19%)
2009	rr_AnnualReturn2009	26.36%
2010	rr_AnnualReturn2010	26.35%
2011	rr_AnnualReturn2011	(4.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	4.92%
Investor A, Institutional | BlackRock Small Cap Index Fund | Institutional Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.29%	[3]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.32%	[3],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	757
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	5.19%
Investor A, Institutional | BlackRock Small Cap Index Fund | Return After Taxes on Distributions | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
Investor A, Institutional | BlackRock Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.10%)
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
10 Years	rr_AverageAnnualReturnYear10	4.04%
Investor A, Institutional | BlackRock Small Cap Index Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Investor A, Institutional | BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock International Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock International Index Fund (“International Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of International Index Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the International Index Fund and International Index Fund's share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master International Index Series.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

The Fund is a “feeder” fund that invests all of its assets in Master International Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master International Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Index Series. For simplicity, this prospectus uses the terms “International Index Fund” or “Fund” to include Master International Index Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in International Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI EAFE Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS International Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 25.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.18% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2012 was 11.39%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | BlackRock International Index Fund | Investor A Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[6]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.24%	[6]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[6],[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	380
10 Years	rr_ExpenseExampleYear10	861
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.21%)
2003	rr_AnnualReturn2003	38.10%
2004	rr_AnnualReturn2004	19.46%
2005	rr_AnnualReturn2005	12.81%
2006	rr_AnnualReturn2006	25.85%
2007	rr_AnnualReturn2007	9.98%
2008	rr_AnnualReturn2008	(42.41%)
2009	rr_AnnualReturn2009	28.00%
2010	rr_AnnualReturn2010	7.02%
2011	rr_AnnualReturn2011	(12.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.18%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.84%)
5 Years	rr_AverageAnnualReturnYear05	(5.43%)
10 Years	rr_AverageAnnualReturnYear10	4.03%
Investor A, Institutional | BlackRock International Index Fund | Institutional Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.24%	[6]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.35%	[6],[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	237
10 Years	rr_ExpenseExampleYear10	546
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
5 Years	rr_AverageAnnualReturnYear05	(5.17%)
10 Years	rr_AverageAnnualReturnYear10	4.30%
Investor A, Institutional | BlackRock International Index Fund | Return After Taxes on Distributions | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.86%)
5 Years	rr_AverageAnnualReturnYear05	(6.51%)
10 Years	rr_AverageAnnualReturnYear10	3.07%
Investor A, Institutional | BlackRock International Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.36%)
5 Years	rr_AverageAnnualReturnYear05	(5.05%)
10 Years	rr_AverageAnnualReturnYear10	2.99%
Investor A, Institutional | BlackRock International Index Fund | MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Class K | BlackRock Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of Small Cap Index Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Master Small Cap Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Index Fund’s performance. During the most recent fiscal year, Master Small Cap Index Series’ portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Small Cap Index Fund and its share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master Small Cap Index Series.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the terms “Small Cap Index Fund” or “Fund” to include Master Small Cap Index Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in Small Cap Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Russell 2000 as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class K Shares of Small Cap Index Fund commenced operations on March 31, 2011 and do not have a full calendar year of operations. As a result, the returns in the chart and table for Class K Shares, prior to their commencement of operations on March 31, 2011, are based on the Fund’s Institutional Shares, adjusted to reflect the fees and expenses applicable to Class K Shares.

The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how Small Cap Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS Small Cap Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 23.15% (quarter ended June 30, 2003) and the lowest return for a quarter was -26.29% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2012 was 12.42%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | BlackRock Small Cap Index Fund | Class K Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.29%	[8]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[5],[8]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[8],[9]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.27%	[8],[9]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	347
10 Years	rr_ExpenseExampleYear10	830
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.57%)
2003	rr_AnnualReturn2003	46.39%
2004	rr_AnnualReturn2004	17.61%
2005	rr_AnnualReturn2005	4.21%
2006	rr_AnnualReturn2006	17.55%
2007	rr_AnnualReturn2007	(1.86%)
2008	rr_AnnualReturn2008	(33.98%)
2009	rr_AnnualReturn2009	26.73%
2010	rr_AnnualReturn2010	26.83%
2011	rr_AnnualReturn2011	(4.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	5.24%
Class K | BlackRock Small Cap Index Fund | Return After Taxes on Distributions | Class K Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.89%)
5 Years	rr_AverageAnnualReturnYear05	(1.21%)
10 Years	rr_AverageAnnualReturnYear10	4.38%
Class K | BlackRock Small Cap Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	4.26%
Class K | BlackRock Small Cap Index Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Class K | BlackRock International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock International Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock International Index Fund (“International Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of International Index Fund.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Master International Index Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Index Fund’s performance. During the most recent fiscal year, Master International Index Series’ portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and its share of the allocated expenses of the Master International Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master International Index Series.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index. The Fund will be substantially invested in securities in the MSCI EAFE Index, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI EAFE Index. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index. Equity securities include common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index.

The Fund is a “feeder” fund that invests all of its assets in Master International Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master International Index Series level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Index Series. For simplicity, this prospectus uses the terms “International Index Fund” or “Fund” to include Master International Index Series.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in International Index Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the MSCI EAFE Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class K Shares of International Index Fund commenced operations on March 31, 2011 and do not have a full calendar year of operations. As a result, the returns in the chart and table for Class K Shares, prior to their commencement of operations on March 31, 2011, are based on the Fund’s Institutional Shares, adjusted to reflect the fees and expenses applicable to Class K Shares.

The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI EAFE Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows how International Index Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS International Index Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 25.29% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.08% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2012 was 11.53%.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | BlackRock International Index Fund | Class K Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[10]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[10]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.24%	[10]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[10]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%	[10],[11]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	136
5 Years	rr_ExpenseExampleYear05	251
10 Years	rr_ExpenseExampleYear10	586
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.02%)
2003	rr_AnnualReturn2003	38.46%
2004	rr_AnnualReturn2004	19.84%
2005	rr_AnnualReturn2005	13.25%
2006	rr_AnnualReturn2006	26.15%
2007	rr_AnnualReturn2007	10.33%
2008	rr_AnnualReturn2008	(42.21%)
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	7.31%
2011	rr_AnnualReturn2011	(12.55%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of March 31, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.08%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
5 Years	rr_AverageAnnualReturnYear05	(5.13%)
10 Years	rr_AverageAnnualReturnYear10	4.34%
Class K | BlackRock International Index Fund | Return After Taxes on Distributions | Class K Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.29%)
10 Years	rr_AverageAnnualReturnYear10	3.30%
Class K | BlackRock International Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
5 Years	rr_AverageAnnualReturnYear05	(4.85%)
10 Years	rr_AverageAnnualReturnYear10	3.22%
Class K | BlackRock International Index Fund | MSCI EAFE Index (Europe, Australasia, Far East) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the S&P 500 Index Fund and S&P 500 Index Fund's share of the allocated expenses of Master S&P 500 Index Series. Management Fees are paid by Master S&P 500 Index Series, a series of Quantitative Master Series LLC.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to ensure that management fees payable by Master S&P 500 Index Series will not exceed 0.005% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of Quantitative Master Series LLC or by a vote of a majority of the outstanding voting securities of Master S&P 500 Index Series.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Small Cap Index Fund and Small Cap Index Fund's share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master Small Cap Index Series.
[4]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.55% for Investor A Shares and 0.30% for Institutional Shares until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.
[6]	The fees and expenses shown in the table and the example that follows include both the expenses of the International Index Fund and International Index Fund's share of the allocated expenses of Master International Index Series, a series of Quantitative Master Series LLC. Management Fees are paid by Master International Index Series.
[7]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 31-36, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.60% for Investor A Shares and 0.35% for Institutional Shares until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.
[8]	The fees and expenses shown in the table and the example that follows include both the expenses of Small Cap Index Fund and its share of the allocated expenses of Master Small Cap Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master Small Cap Index Series.
[9]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 22-26, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Small Cap Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.25% for Class K Shares, until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master Small Cap Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.08% of average daily net assets until May 1, 2013. These agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master Small Cap Index Series, as applicable.
[10]	The fees and expenses shown in the table and the example that follows include both the expenses of International Index Fund and its share of the allocated expenses of the Master International Index Series, a series of Quantitative Master Series LLC. The management fees are paid by Master International Index Series.
[11]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 22-26, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of International Index Fund (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.30% for Class K Shares, until May 1, 2013. In addition to the contractual arrangement with respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of Master International Index Series (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Series expenses) to 0.12% of average daily net assets until May 1, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Corporation or of Quantitative Master Series LLC, as applicable, or by a vote of a majority of the outstanding voting securities of the Fund or Master International Index Series, as applicable.